UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

C/O SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-777-7818

Date of fiscal year end: September 30, 2016

Date of reporting period March 31, 2016

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

NOMURA HIGH YIELD FUND

SEMI-ANNUAL REPORT

March 31, 2016

Investment Adviser:

NOMURA ASSET MANAGEMENT U.S.A. INC.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-866-777-7818; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

WEIGHTINGS BY INVESTMENT†

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 88.0%
	Face Amount	Value
AUTOMOTIVE — 1.5%
Affinia Group
7.750%, 05/01/21	$100,000	$103,500
American Axle & Manufacturing
6.250%, 03/15/21	25,000	25,813
Exide Technologies
4.000% cash/7.000% PIK, 04/30/20 (A)	183,759	146,088
Lear
5.375%, 03/15/24	25,000	26,125
MPG Holdco I
7.375%, 10/15/22	25,000	24,875
Titan International
6.875%, 10/01/20	25,000	20,375

		346,776

BANKING — 3.2%
Bank of America
6.500%, 12/31/49 (B)	100,000	103,345
6.300%, 12/31/49 (B)	25,000	25,750
6.250%, 09/29/49 (B)	125,000	122,656
Citigroup
5.950%, 12/29/49 (B)	75,000	72,206
Goldman Sachs Group
5.700%, 12/29/49 (B)	25,000	24,469
5.375%, 12/31/49 (B)	50,000	48,432

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
BANKING — continued
JPMorgan Chase
6.750%, 08/29/49 (B)	$100,000	$109,925
6.125%, 12/29/49 (B)	125,000	128,125
Radian Group
5.250%, 06/15/20	50,000	49,000
Wells Fargo
5.900%, 12/29/49 (B)	50,000	50,875
5.875%, 12/31/49 (B)	25,000	26,726

		761,509

BASIC INDUSTRY — 9.6%
A. Schulman
6.875%, 06/01/23 (C)	50,000	49,250
AK Steel
8.375%, 04/01/22	75,000	40,875
Alamos
7.750%, 04/01/20 (C)	25,000	23,125
Aleris International
7.875%, 11/01/20	25,000	21,125
American Builders & Contractors Supply
5.750%, 12/15/23 (C)	25,000	26,063
5.625%, 04/15/21 (C)	50,000	51,750
Appvion
9.000%, 06/01/20 (C)	25,000	9,750
ArcelorMittal
8.000%, 10/15/39	25,000	21,875
6.500%, 03/01/21	50,000	49,500
Blue Cube Spinco
10.000%, 10/15/25 (C)	50,000	57,125
BMC Stock Holdings
9.000%, 09/15/18 (C)	175,000	183,532
Builders FirstSource
10.750%, 08/15/23 (C)	100,000	101,249
7.625%, 06/01/21 (C)	75,000	78,375
Cascades
5.500%, 07/15/22 (C)	25,000	24,172
Chemours
7.000%, 05/15/25 (C)	50,000	40,000
Cloud Peak Energy Resources LLC
6.375%, 03/15/24	25,000	8,125

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
BASIC INDUSTRY — continued
Coeur Mining
7.875%, 02/01/21	$25,000	$20,188
Commercial Metals
4.875%, 05/15/23	25,000	22,250
Compass Minerals International
4.875%, 07/15/24 (C)	75,000	73,124
CPG Merger Sub LLC
8.000%, 10/01/21 (C)	100,000	93,750
Eco Services Operations LLC
8.500%, 11/01/22 (C)	75,000	69,375
First Quantum Minerals
7.000%, 02/15/21 (C)	25,000	16,750
6.750%, 02/15/20 (C)	25,000	17,125
Freeport-McMoran Oil & Gas
6.750%, 02/01/22	75,000	57,750
6.625%, 05/01/21	25,000	20,000
6.500%, 11/15/20	75,000	60,000
Gibraltar Industries
6.250%, 02/01/21	25,000	25,500
Griffon
5.250%, 03/01/22	50,000	50,063
Hecla Mining
6.875%, 05/01/21	50,000	40,500
Hexion US Finance
9.000%, 11/15/20	150,000	61,125
Jac Holding
11.500%, 10/01/19 (C)	24,000	23,640
Kissner Milling
7.250%, 06/01/19 (C)	75,000	70,688
Mercer International
7.000%, 12/01/19	50,000	50,500
Nortek
8.500%, 04/15/21	75,000	78,188
NWH Escrow
7.500%, 08/01/21 (C)	50,000	33,000
Platform Specialty Products
6.500%, 02/01/22 (C)	75,000	63,516
Resolute Forest Products
5.875%, 05/15/23	175,000	119,000
Standard Industries
5.375%, 11/15/24 (C)	75,000	76,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
BASIC INDUSTRY — continued
SunCoke Energy Partners LP
7.375%, 02/01/20 (C)	$25,000	$17,375
Teck Resources
6.000%, 08/15/40	25,000	14,000
Thompson Creek Metals
12.500%, 05/01/19	50,000	13,688
7.375%, 06/01/18	100,000	28,000
TPC Group
8.750%, 12/15/20 (C)	125,000	88,124
Unifrax I LLC
7.500%, 02/15/19 (C)	150,000	93,375
W.R. Grace & Co-Conn
5.125%, 10/01/21 (C)	75,000	78,187
Wise Metals Group
8.750%, 12/15/18 (C)	25,000	22,000

		2,283,172

CAPITAL GOODS — 4.1%
Aerojet Rocketdyne Holdings
7.125%, 03/15/21	100,000	104,250
Allegion
5.875%, 09/15/23	50,000	52,625
Ardagh Packaging Finance
6.250%, 01/31/19 (C)	200,000	198,875
Ball
4.375%, 12/15/20	50,000	52,125
Beacon Roofing Supply
6.375%, 10/01/23 (C)	25,000	26,625
Berry Plastics Escrow LLC
6.000%, 10/15/22 (C)	50,000	52,655
Beverage Packaging Holdings Luxembourg II
6.000%, 06/15/17 (C)	100,000	99,563
5.625%, 12/15/16 (C)	75,000	74,859
Colt Defense LLC
8.750%, 11/15/17 (D)	25,000	375
Icahn Enterprises
6.000%, 08/01/20	25,000	24,438
International Lease Finance
5.875%, 04/01/19	25,000	26,406
Milacron LLC
7.750%, 02/15/21 (C)	100,000	92,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CAPITAL GOODS — continued
Owens-Brockway Glass Container
6.375%, 08/15/25 (C)	$50,000	$52,563
5.375%, 01/15/25 (C)	25,000	24,813
Sealed Air
5.125%, 12/01/24 (C)	50,000	51,875
StandardAero Aviation Holdings
10.000%, 07/15/23 (C)	25,000	24,000
Vander Intermediate Holding II
9.750% cash/10.500% PIK, 02/01/19 (A) (C)	25,000	18,750

		977,297

CONSUMER CYCLICAL — 4.9%
99 Cents Only Stores LLC
11.000%, 12/15/19	25,000	9,875
American Greetings
7.375%, 12/01/21	50,000	51,125
BI-LO LLC
8.625% cash/9.375% PIK, 09/15/18 (A) (C)	50,000	38,313
Claire’s Stores
8.875%, 03/15/19	25,000	7,000
DriveTime Automotive Group
8.000%, 06/01/21 (C)	25,000	21,750
Group 1 Automotive
5.250%, 12/15/23 (C)	25,000	24,813
5.000%, 06/01/22	75,000	74,625
Icon Health & Fitness
11.875%, 10/15/16 (C)	50,000	45,375
L Brands
6.875%, 11/01/35	75,000	81,764
Nathan’s Famous
10.000%, 03/15/20 (C)	100,000	105,750
NPC International
10.500%, 01/15/20	25,000	25,813
Outerwall
5.875%, 06/15/21	50,000	37,250
Radio Systems
8.375%, 11/01/19 (C)	25,000	26,000
Revlon Consumer Products
5.750%, 02/15/21	25,000	25,813
Rite Aid
7.700%, 02/15/27	75,000	90,375
6.875%, 12/15/28 (C)	100,000	115,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER CYCLICAL — continued
RSI Home Products
6.500%, 03/15/23 (C)	$125,000	$130,938
rue21
9.000%, 10/15/21 (C)	75,000	51,563
Sonic Automotive
5.000%, 05/15/23	100,000	98,999
Tempur Sealy International
5.625%, 10/15/23 (C)	25,000	25,844
Tops Holding II
8.750%, 06/15/18	75,000	73,125

		1,161,610

CONSUMER NON-CYCLICAL — 2.9%
Central Garden & Pet
6.125%, 11/15/23	50,000	52,250
Cott Beverages
6.750%, 01/01/20	50,000	52,625
Hearthside Group Holdings LLC
6.500%, 05/01/22 (C)	100,000	85,500
HRG Group
7.875%, 07/15/19	50,000	52,855
7.750%, 01/15/22	100,000	99,625
JBS USA LLC
7.250%, 06/01/21 (C)	25,000	24,969
KeHE Distributors LLC
7.625%, 08/15/21 (C)	25,000	24,000
Pinnacle Foods Finance
5.875%, 01/15/24 (C)	50,000	52,335
Post Holdings
6.750%, 12/01/21 (C)	25,000	26,344
Prestige Brands
5.375%, 12/15/21 (C)	50,000	50,625
Spectrum Brands
6.625%, 11/15/22	50,000	54,312
6.125%, 12/15/24	75,000	80,063
William Lyon Homes
7.000%, 08/15/22	25,000	24,125

		679,628

ENERGY — 9.7%
Blue Racer Midstream LLC
6.125%, 11/15/22 (C)	50,000	41,625

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
California Resources
8.000%, 12/15/22 (C)	$75,000	$29,063
Chaparral Energy
9.875%, 10/01/20	25,000	4,688
7.625%, 11/15/22	25,000	4,750
Chesapeake Energy
5.375%, 06/15/21	125,000	45,000
4.875%, 04/15/22	25,000	8,875
CITGO Holding
10.750%, 02/15/20 (C)	75,000	72,844
CITGO Petroleum
6.250%, 08/15/22 (C)	50,000	48,500
Concho Resources
7.000%, 01/15/21	25,000	25,375
Continental Resources
7.125%, 04/01/21	25,000	23,375
Crestwood Midstream Partners LP
6.125%, 03/01/22	50,000	37,750
CSI Compressco LP
7.250%, 08/15/22	50,000	35,125
Denbury Resources
6.375%, 08/15/21	100,000	47,000
Denver Parent
12.250%, 08/15/18 (D)	63,341	198
Energy Transfer Equity LP
7.500%, 10/15/20	125,000	120,937
5.875%, 01/15/24	75,000	64,500
Energy XXI Gulf Coast
7.750%, 06/15/19	50,000	1,750
7.500%, 12/15/21	25,000	938
Gibson Energy
6.750%, 07/15/21 (C)	25,000	23,125
Halcon Resources
9.750%, 07/15/20	50,000	9,125
Laredo Petroleum
6.250%, 03/15/23	50,000	41,875
LBC Tank Terminals Holding Netherlands BV
6.875%, 05/15/23 (C)	200,000	187,000
Linn Energy LLC
6.250%, 11/01/19	27,000	2,970

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Martin Midstream Partners LP
7.250%, 02/15/21	$50,000	$43,625
Memorial Resource Development
5.875%, 07/01/22	50,000	42,500
Midstates Petroleum
10.750%, 10/01/20	100,000	4,000
10.000%, 06/01/20	25,000	9,438
Murphy Oil
4.000%, 06/01/22	25,000	19,797
3.700%, 12/01/22	75,000	59,512
Newfield Exploration
5.375%, 01/01/26	100,000	90,999
Oasis Petroleum
6.500%, 11/01/21	50,000	37,000
PBF Logistics LP
6.875%, 05/15/23	25,000	23,438
Precision Drilling
5.250%, 11/15/24	25,000	17,813
Quicksilver Resources
9.125%, 08/15/19 (D)	325,000	8,125
Rice Energy
7.250%, 05/01/23	25,000	21,875
6.250%, 05/01/22	50,000	43,500
Rose Rock Midstream LP
5.625%, 07/15/22	75,000	50,250
Sabine Oil & Gas
9.750%, 02/15/17 (D)	75,000	2,250
Sanchez Energy
6.125%, 01/15/23	25,000	13,625
Sanjel
7.500%, 06/19/19 (C) (D)	200,000	9,000
Seventy Seven Energy
6.500%, 07/15/22	25,000	1,125
Southern Star Central
5.125%, 07/15/22 (C)	75,000	69,375
Summit Midstream Holdings LLC
7.500%, 07/01/21	75,000	59,250
5.500%, 08/15/22	150,000	107,250
Sunoco LP
6.375%, 04/01/23 (C)	25,000	25,141
5.500%, 08/01/20 (C)	75,000	74,906

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Targa Resources Partners LP
4.125%, 11/15/19	$100,000	$94,937
Tesoro
5.375%, 10/01/22	75,000	74,156
Tesoro Logistics LP
6.125%, 10/15/21	100,000	100,499
5.500%, 10/15/19 (C)	25,000	25,000
Transocean
7.125%, 12/15/21	25,000	16,875
Triangle USA Petroleum
6.750%, 07/15/22 (C)	50,000	9,625
Unit
6.625%, 05/15/21	25,000	12,688
Warren Resources
9.000%, 08/01/22 (D)	125,000	234
Williams
7.875%, 09/01/21	75,000	69,355
7.500%, 01/15/31	25,000	20,313
5.750%, 06/24/44	50,000	33,250
Williams Partners LP
4.875%, 05/15/23	125,000	108,691
WPX Energy
7.500%, 08/01/20	50,000	39,250

		2,315,055

FINANCIAL SERVICES — 6.8%
Aircastle
5.125%, 03/15/21	50,000	52,250
4.625%, 12/15/18	25,000	25,875
Alliance Data Systems
5.375%, 08/01/22 (C)	50,000	47,000
Ally Financial
8.000%, 12/31/18	150,000	168,500
5.125%, 09/30/24	75,000	77,063
3.250%, 11/05/18	100,000	98,350
American Capital
6.500%, 09/15/18 (C)	50,000	50,937
Community Choice Financial
10.750%, 05/01/19	50,000	22,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIAL SERVICES — continued
Harland Clarke Holdings
9.750%, 08/01/18 (C)	$25,000	$24,656
9.250%, 03/01/21 (C)	175,000	134,749
6.875%, 03/01/20 (C)	25,000	22,375
Icahn Enterprises LP
4.875%, 03/15/19	150,000	144,750
iPayment
9.500%, 12/15/19 (C)	61,690	64,620
Ladder Capital Finance Holdings LLLP
7.375%, 10/01/17	50,000	49,688
National Financial Partners
9.000%, 07/15/21 (C)	150,000	144,562
Nationstar Mortgage LLC
6.500%, 08/01/18	125,000	113,688
Navient MTN
8.000%, 03/25/20	25,000	24,938
6.125%, 03/25/24	150,000	129,749
Opal Acquisition
8.875%, 12/15/21 (C)	50,000	35,125
Oppenheimer Holdings
8.750%, 04/15/18	19,000	19,428
Springleaf Finance
6.900%, 12/15/17	100,000	103,500
6.000%, 06/01/20	25,000	24,094
WaveDivision Escrow LLC
8.125%, 09/01/20 (C)	25,000	24,813

		1,603,460

HEALTHCARE — 5.6%
Alere
6.500%, 06/15/20	50,000	51,200
CHS
7.125%, 07/15/20	75,000	70,874
6.875%, 02/01/22	75,000	68,062
Concordia Healthcare
9.500%, 10/21/22 (C)	50,000	48,375
7.000%, 04/15/23 (C)	50,000	42,875
Crimson Merger Sub
6.625%, 05/15/22 (C)	100,000	74,875
DJO Finco
8.125%, 06/15/21 (C)	50,000	44,250

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTHCARE — continued
Halyard Health
6.250%, 10/15/22	$50,000	$50,031
HCA
7.500%, 02/15/22	25,000	28,313
5.000%, 03/15/24	50,000	51,156
4.250%, 10/15/19	50,000	51,594
HealthSouth
5.750%, 11/01/24	50,000	50,900
inVentiv Health
10.000%, 08/15/18	11,000	10,959
JLL/Delta Dutch Pledgeco
8.750% cash/9.500% PIK, 05/01/20 (A) (C)	100,000	97,500
Kindred Healthcare
8.750%, 01/15/23	25,000	24,031
8.000%, 01/15/20	25,000	24,938
LifePoint Health
5.500%, 12/01/21	50,000	52,375
Mallinckrodt International Finance
5.750%, 08/01/22 (C)	25,000	23,031
5.625%, 10/15/23 (C)	50,000	45,375
5.500%, 04/15/25 (C)	25,000	22,063
MPH Acquisition Holdings
6.625%, 04/01/22 (C)	75,000	78,188
Select Medical
6.375%, 06/01/21	50,000	47,500
Valeant Pharmaceuticals International
7.500%, 07/15/21 (C)	75,000	62,484
6.750%, 08/15/18 (C)	25,000	22,813
6.375%, 10/15/20 (C)	50,000	41,500
6.125%, 04/15/25 (C)	75,000	57,938
5.875%, 05/15/23 (C)	25,000	19,594
5.375%, 03/15/20 (C)	75,000	61,124

		1,323,918

INSURANCE — 0.7%
Hub Holdings LLC
8.125% cash/8.875% PIK, 07/15/19 (A) (C)	25,000	23,125
HUB International
7.875%, 10/01/21 (C)	25,000	24,688
MBIA
7.150%, 07/15/27	25,000	25,375

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
INSURANCE — continued
MBIA Insurance
11.882%, 01/15/33 (B) (C)	$125,000	$44,375
USI
7.750%, 01/15/21 (C)	50,000	50,187

		167,750

MEDIA — 7.1%
Cablevision Systems
8.625%, 09/15/17	75,000	79,499
CCO Holdings LLC
5.750%, 09/01/23	75,000	77,999
5.375%, 05/01/25 (C)	50,000	50,875
5.125%, 05/01/23 (C)	25,000	25,438
Cequel Communications Holdings I LLC
5.125%, 12/15/21 (C)	25,000	23,375
Clear Channel Worldwide Holdings
6.500%, 11/15/22	25,000	24,875
DISH DBS
6.750%, 06/01/21	50,000	51,750
5.875%, 11/15/24	75,000	69,094
5.125%, 05/01/20	50,000	49,750
5.000%, 03/15/23	50,000	44,250
iHeartCommunications
9.000%, 12/15/19	25,000	18,594
MDC Partners
6.750%, 04/01/20 (C)	25,000	25,859
6.500%, 05/01/24 (C)	25,000	25,531
Mediacom Broadband
5.500%, 04/15/21	25,000	25,281
Midcontinent Communications & Midcontinent Finance
6.875%, 08/15/23 (C)	50,000	52,000
Multi-Color
6.125%, 12/01/22 (C)	25,000	25,375
Mustang Merger
8.500%, 08/15/21 (C)	100,000	103,750
Numericable-SFR
6.000%, 05/15/22 (C)	200,000	196,000
Outfront Media Capital LLC
5.625%, 02/15/24	25,000	26,031
Quebecor Media
5.750%, 01/15/23	50,000	51,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MEDIA — continued
RCN Telecom Services LLC
8.500%, 08/15/20 (C)	$150,000	$150,563
RR Donnelley & Sons
7.875%, 03/15/21	25,000	25,313
6.000%, 04/01/24	50,000	41,250
Sinclair Television Group
5.875%, 03/15/26 (C)	25,000	25,656
TEGNA
5.125%, 07/15/20	25,000	26,125
4.875%, 09/15/21 (C)	25,000	25,813
Townsquare Media
6.500%, 04/01/23 (C)	75,000	72,187
Trader
9.875%, 08/15/18 (C)	75,000	78,000
Univision Communications
8.500%, 05/15/21 (C)	25,000	25,500
6.750%, 09/15/22 (C)	50,000	53,000
5.125%, 02/15/25 (C)	50,000	49,375
Wave Holdco LLC
8.250% cash/9.000% PIK, 07/15/19 (A) (C)	52,250	51,205
WMG Acquisition
5.625%, 04/15/22 (C)	25,000	25,438

		1,696,251

REAL ESTATE — 1.7%
Communications Sales & Leasing
8.250%, 10/15/23	50,000	46,500
DuPont Fabros Technology LP
5.875%, 09/15/21	50,000	52,625
ESH Hospitality
5.250%, 05/01/25 (C)	50,000	48,625
FelCor Lodging LP
6.000%, 06/01/25	50,000	51,875
Hunt
9.625%, 03/01/21 (C)	25,000	23,063
Kennedy-Wilson
5.875%, 04/01/24	75,000	73,500
MPT Operating Partnership LP
6.375%, 02/15/22	50,000	52,438
Sabra Health Care LP
5.500%, 02/01/21	50,000	50,375

		399,001

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
SERVICES — 13.3%
ADT
6.250%, 10/15/21	$80,000	$80,400
Advanced Disposal Services
8.250%, 10/01/20	25,000	25,498
Affinity Gaming
9.000%, 05/15/18	25,000	25,375
Air Canada
8.750%, 04/01/20 (C)	50,000	53,375
7.750%, 04/15/21 (C)	100,000	98,999
Air Canada Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 05/15/21 (C)	21,159	20,550
American Airlines Group
6.125%, 06/01/18	50,000	52,250
4.625%, 03/01/20 (C)	75,000	73,781
Ashton Woods USA LLC
6.875%, 02/15/21 (C)	150,000	123,750
AV Homes
8.500%, 07/01/19	50,000	49,250
Beazer Homes USA
7.250%, 02/01/23	125,000	98,124
5.750%, 06/15/19	50,000	44,721
Boyd Gaming
6.375%, 04/01/26 (C)	125,000	129,687
Broadspectrum
8.375%, 05/15/20 (C)	25,000	25,688
Brookfield Residential Properties
6.375%, 05/15/25 (C)	25,000	21,500
Century Communities
6.875%, 05/15/22	50,000	48,000
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (C)	92,000	89,700
Churchill Downs
5.375%, 12/15/21 (C)	100,000	103,250
Cinemark USA
5.125%, 12/15/22	25,000	25,719
Compiler Finance Sub
7.000%, 05/01/21 (C)	50,000	23,000
Covanta Holding
5.875%, 03/01/24	25,000	24,375
Flexi-Van Leasing
7.875%, 08/15/18 (C)	100,000	99,499

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
SERVICES — continued
Florida East Coast Holdings
9.750%, 05/01/20 (C)	$25,000	$18,125
Garda World Security
7.250%, 11/15/21 (C)	100,000	77,500
Golden Nugget Escrow
8.500%, 12/01/21 (C)	50,000	50,250
Intrepid Aviation Group Holdings LLC
6.875%, 02/15/19 (C)	50,000	41,375
Jack Cooper Holdings
10.250%, 06/01/20 (C)	25,000	17,750
JCH Parent
10.500% cash/11.250% PIK, 03/15/19 (A) (C)	32,599	16,788
K Hovnanian Enterprises
8.000%, 11/01/19 (C)	50,000	31,250
7.000%, 01/15/19 (C)	75,000	49,688
KB Home
7.000%, 12/15/21	25,000	25,000
Lennar
4.875%, 12/15/23	25,000	25,125
LTF Merger Sub
8.500%, 06/15/23 (C)	175,000	169,749
Mattamy Group
6.500%, 11/15/20 (C)	25,000	22,625
Meritage Homes
7.150%, 04/15/20	25,000	26,375
MGM Resorts International
7.500%, 06/01/16	25,000	25,188
Michael Baker Holdings
8.875% cash/9.625% PIK, 04/15/19 (A) (C)	26,203	16,770
Midas Intermediate Holdco II LLC
7.875%, 10/01/22 (C)	100,000	93,500
NAI Entertainment Holdings
5.000%, 08/01/18 (C)	50,000	50,938
NCL
5.250%, 11/15/19 (C)	65,000	66,300
4.625%, 11/15/20 (C)	25,000	25,250
Neovia Logistics Intermediate Holdings
10.000% cash/10.750% PIK, 02/15/18 (A) (C)	50,000	31,250
NES Rentals Holdings
7.875%, 05/01/18 (C)	25,000	23,125

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
SERVICES — continued
New Enterprise Stone & Lime
12.000%, 03/15/18 (A)	$128,449	$133,105
Palace Entertainment Holdings
8.875%, 04/15/17 (C)	50,000	48,688
Penn National Gaming
5.875%, 11/01/21	50,000	50,000
Pinnacle Entertainment
7.750%, 04/01/22	100,000	109,624
Regal Entertainment Group
5.750%, 03/15/22	75,000	77,625
Scientific Games International
10.000%, 12/01/22	25,000	20,375
Sugarhouse HSP Gaming Prop Mezz LP
6.375%, 06/01/21 (C)	50,000	48,375
Teekay Offshore Partners LP
6.000%, 07/30/19	100,000	63,250
TMS International
7.625%, 10/15/21 (C)	25,000	15,313
TRI Pointe Group
5.875%, 06/15/24	50,000	49,938
4.375%, 06/15/19	50,000	49,875
United Continental Holdings
6.375%, 06/01/18	25,000	26,344
US Airways Pass-Through Trust, Ser 2012-2, Cl C
5.450%, 06/03/18	25,000	25,031
Viking Cruises
8.500%, 10/15/22 (C)	25,000	23,750
6.250%, 05/15/25 (C)	25,000	20,938
William Lyon Homes
8.500%, 11/15/20	25,000	25,777
5.750%, 04/15/19	25,000	24,250
Woodside Homes LLC
6.750%, 12/15/21 (C)	75,000	67,125
XPO Logistics
6.500%, 06/15/22 (C)	25,000	24,281
Yum! Brands
6.250%, 03/15/18	25,000	26,500

		3,170,576

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TECHNOLOGY & ELECTRONICS — 6.7%
Advanced Micro Devices
6.750%, 03/01/19	$75,000	$60,375
Affinion Investments LLC
13.500%, 08/15/18	153,000	102,510
Alcatel-Lucent USA
6.500%, 01/15/28	75,000	77,625
Ancestry.com Holdings LLC
9.625% cash/10.375% PIK, 10/15/18 (A) (C)	175,000	175,656
Bankrate
6.125%, 08/15/18 (C)	25,000	25,002
Blue Coat Holdings
8.375%, 06/01/23 (C)	50,000	51,525
BMC Software Finance
8.125%, 07/15/21 (C)	25,000	18,125
Cardtronics
5.125%, 08/01/22	25,000	24,813
Ceridian HCM Holding
11.000%, 03/15/21 (C)	50,000	47,250
CommScope
5.500%, 06/15/24 (C)	100,000	101,375
5.000%, 06/15/21 (C)	75,000	75,844
Dell
6.500%, 04/15/38	25,000	20,625
EarthLink Holdings
8.875%, 05/15/19	57,000	58,710
Emdeon
6.000%, 02/15/21 (C)	50,000	48,750
First Data
5.000%, 01/15/24 (C)	25,000	25,125
Freescale Semiconductor
5.000%, 05/15/21 (C)	75,000	78,000
Micron Technology
5.625%, 01/15/26 (C)	25,000	19,750
5.250%, 08/01/23 (C)	150,000	121,688
NCR
6.375%, 12/15/23	125,000	129,375
5.875%, 12/15/21	25,000	25,656
Qorvo
7.000%, 12/01/25 (C)	25,000	26,000
Southern Graphics
8.375%, 10/15/20 (C)	25,000	24,875

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TECHNOLOGY & ELECTRONICS — continued
Sungard Availability Services Capital
8.750%, 04/01/22 (C)	$50,000	$27,250
Western Digital
10.500%, 04/01/24 (C)	175,000	175,438
7.375%, 04/01/23 (C)	50,000	51,125

		1,592,467

TELECOMMUNICATION SERVICES — 8.4%
Avaya
9.000%, 04/01/19 (C)	25,000	17,000
B Communications
7.375%, 02/15/21 (C)	50,000	54,375
CenturyLink
7.600%, 09/15/39	25,000	20,688
7.500%, 04/01/24	50,000	50,125
5.800%, 03/15/22	125,000	120,730
Cogent Communications Finance
5.625%, 04/15/21 (C)	75,000	72,749
Cogent Communications Group
5.375%, 03/01/22 (C)	25,000	24,563
Consolidated Communications
6.500%, 10/01/22	125,000	109,687
Digicel Group
7.125%, 04/01/22 (C)	200,000	156,480
Frontier Communications
11.000%, 09/15/25 (C)	150,000	151,312
10.500%, 09/15/22 (C)	25,000	25,719
Intelsat Jackson Holdings
8.000%, 02/15/24 (C)	50,000	51,500
7.500%, 04/01/21	25,000	15,875
Intelsat Luxembourg
8.125%, 06/01/23	50,000	15,188
7.750%, 06/01/21	25,000	7,438
6.750%, 06/01/18	75,000	57,562
Level 3 Financing
5.625%, 02/01/23	50,000	51,563
5.375%, 08/15/22	25,000	25,482
Sprint
7.875%, 09/15/23	25,000	19,120
7.125%, 06/15/24	75,000	56,063

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TELECOMMUNICATION SERVICES — continued
Sprint Capital
8.750%, 03/15/32	$250,000	$196,874
T-Mobile USA
6.731%, 04/28/22	50,000	52,490
6.500%, 01/15/24	25,000	26,000
6.375%, 03/01/25	50,000	51,188
6.250%, 04/01/21	75,000	79,109
6.000%, 03/01/23	75,000	76,969
West
5.375%, 07/15/22 (C)	100,000	92,105
Windstream Holding of the Midwest
6.750%, 04/01/28	50,000	34,750
Windstream Services LLC
7.750%, 10/01/21	75,000	62,406
Zayo Group LLC
6.375%, 02/15/25	25,000	25,000
6.000%, 04/01/23	200,000	200,624

		2,000,734

UTILITIES — 1.8%
AES
3.635%, 06/01/19 (B)	50,000	48,375
Calpine
7.875%, 01/15/23 (C)	40,000	42,400
5.500%, 02/01/24	50,000	48,250
Ferrellgas LP
6.750%, 01/15/22	25,000	22,313
GenOn Energy
7.875%, 06/15/17	25,000	18,875
Illinois Power Generating
7.000%, 04/15/18	100,000	39,500
NRG Energy
8.250%, 09/01/20	25,000	25,188
Suburban Propane Partners LP
5.500%, 06/01/24	75,000	72,750
TerraForm Global Operating LLC
9.750%, 08/15/22 (C)	50,000	38,000
TerraForm Power Operating LLC
6.125%, 06/15/25 (C)	25,000	19,625

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Texas Competitive Electric Holdings LLC
11.500%, 10/01/20 (C) (D)	$200,000	$58,500

		433,776

Total Corporate Obligations (Cost $23,584,672)		20,912,980

LOAN PARTICIPATIONS — 6.8%
AUTOMOTIVE — 1.1%
Affinion Group, Initial Second Lien Term Loan
8.500%, 10/12/18	25,000	20,056
Affinion Group, Tranche B Term Loan
6.750%, 10/08/16	24,686	21,962
Chassix Exit Term Loan
12.000%, 07/29/19	102,460	101,691
Federal Mogul Corporation, Term Loan
4.750%, 04/15/21	375	341
Federal Mogul Corporation, Tranche B Term Loan
4.000%, 04/03/18	49,250	45,507
Federal Mogul Corporation, Tranche C Term Loan
4.750%, 04/15/21	73,500	66,911

		256,468

BASIC INDUSTRY — 0.3%
Atkore International, Second Lien Initial Term Loan
7.750%, 10/09/21	25,000	23,188
Chemours, Tranche B Term Loan
3.750%, 05/12/22	24,875	23,802
NewPage Corporation, Term B Loan
9.500%, 02/11/21(D)	73,125	11,929

		58,919

CAPITAL GOODS — 0.1%
Signode Industrial Group, Initial Term B Loan
3.750%, 05/01/21	8,704	8,475
Signode Industrial Group, Term Loan
3.750%, 05/01/21	24,444	23,803

		32,278

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

LOAN PARTICIPATIONS — continued
	Face Amount	Value
CONSUMER CYCLICAL — 0.1%
Lifetime Fitness, Closing Date Term Loan
4.250%, 06/10/22	$2,005	$1,985
Lifetime Fitness, Term Loan B
4.250%, 06/10/22	22,932	22,709

		24,694

CONSUMER GOODS — 0.1%
Shearer’s Foods LLC, Second Lien Term Loan
7.750%, 06/30/22	25,000	23,250

ENERGY — 0.8%
CITGO, First Lien Term Loan
9.500%, 05/12/18	51,312	51,472
Hercules, First Lien Term Loan
10.500%, 01/14/20	94,401	67,615
HFOTCO LLC, Tranche B Term Loan
4.250%, 08/19/21	24,688	22,466
Sabine Oil & Gas LLC, Second Lien Term Loan
10.750%, 12/31/18 (D)	25,000	813
Southcross Holdings Borrower LP, Term Loan
6.000%, 08/04/21	24,625	3,186
Stallion Oilfield Holdings, Term Loan
8.000%, 06/19/18	95,209	51,651

		197,203

FINANCIAL SERVICES — 0.1%
Orchard Acquisition Company LLC, Initial Term Loan
7.000%, 02/08/19	39,087	17,491

HEALTHCARE — 0.5%
21st Century Oncology, First Lien Term Loan
6.500%, 04/30/22	24,875	22,419
Opal Acquisition, Term B Loan
5.000%, 11/27/20	49,027	43,389
Premier Dental Services, New Term Loan
6.000%, 11/01/18	67,489	61,078

		126,886

INSURANCE — 0.7%
Asurion LLC, Incremental Tranche B-1 Term Loan
5.000%, 05/24/19	11,724	11,583
Asurion LLC, Incremental Tranche B-4 Term Loan, 1st Lien
5.000%, 07/29/22	73,971	72,538

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

LOAN PARTICIPATIONS — continued
	Face Amount	Value
INSURANCE — continued
Asurion LLC, Second Lien Term Loan
8.500%, 03/03/21	$25,000	$23,563
MPH Acquisition Holdings LLC, Initial Term Loan
3.750%, 03/31/21	56,420	55,969

		163,653

REAL ESTATE — 0.4%
DTZ U.S. Borrower LLC, Second Lien Term Loan
9.250%, 11/04/22	75,000	74,250
DTZ U.S. Borrower LLC, Term Loan
4.250%, 11/04/21	21,031	20,891

		95,141

SERVICES — 1.6%
Acosta, Tranche B-1 Term Loan
4.250%, 09/24/21	49,447	48,414
Advantage Sales & Marketing, First Lien Initial Term Loan
4.250%, 07/23/21	24,196	23,822
Advantage Sales & Marketing, First Lien Term Loan
4.250%, 07/23/21	492	484
Advantage Sales & Marketing, Second Lien Term Loan
7.500%, 07/25/22	25,000	22,766
Delta 2 (Lux), Second Lien Facility
7.750%, 07/29/22	75,000	69,188
Pharmaceutical Product, Cov-Lite, Initial Term Loan, 1st Lien
4.250%, 08/18/22	49,750	49,398
RHP Hotel Properties LP, Tranche B Term Loan
3.750%, 01/15/21	98,500	98,684
Syncreon Group Holdings, Term Loan
5.250%, 10/28/20	73,130	60,515

		373,271

TECHNOLOGY & ELECTRONICS — 0.4%
Ancestry.com Operations Term Loan
5.000%, 08/29/22	24,938	24,854
Entegris, Tranche B Term Loan
3.500%, 04/30/21	16,785	16,785
iQor US, Second Lien Term Loan
9.750%, 04/01/22	75,000	54,375

		96,014

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

LOAN PARTICIPATIONS — continued
	Face Amount	Value
UTILITIES — 0.6%
Calpine, Delayed Term Loan
4.000%, 10/31/20	$98,000	$97,448
Energy Future Intermediate Holding Company LLC, Term Loan
4.250%, 06/19/16	50,000	50,008

		147,456

Total Loan Participations (Cost $1,887,791)		1,612,724

COMMON STOCK — 1.4%
	Shares	Value
ENERGY — 0.1%
Hercules Offshore *	3,570	8,568

FINANCIALS — 0.2%
EME Reorganization Trust	41,260	87
iPayment Holdings *	6,892	51,690

		51,777

INDUSTRIALS — 0.5%
Exide Technologies *	162	162
UC Holdings *	4,088	120,596

		120,758

INFORMATION TECHNOLOGY — 0.5%
Allen Systems Group *	1,117	24,574
Travelport Worldwide	7,046	96,248

		120,822

TELECOMMUNICATION SERVICES — 0.1%
NII Holdings *	4,119	22,778

UTILITIES — 0.0%
NRG Energy	376	4,892

Total Common Stock (Cost $426,896)		329,595

PREFERRED STOCK — 0.7%
FINANCIALS — 0.5%
Ally Financial, 8.500% (B)	1,352	34,422
Citigroup, 6.875% (B)	1,749	47,853

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

PREFERRED STOCK — continued
	Shares	Value
FINANCIALS — continued
Cowen Group, 8.250%	1,337	$34,495

		116,770

INDUSTRIALS — 0.2%
General Finance, 8.125%	1,116	25,121
Seaspan, 6.375%	1,249	30,925

		56,046

Total Preferred Stock (Cost $172,174)		172,816

CONVERTIBLE BONDS — 0.3%
	Face Amount	Value
INDUSTRIALS — 0.3%
Exide Technologies
7.000%, 04/30/25 (A)	$14,844	7,719
Meritor
4.000%, 02/15/27 (E)	75,000	70,500

Total Convertible Bonds (Cost $72,958)		78,219

WARRANTS — 0.3%
	Number of Warrants	Value
iPayment Holdings,
Expires 12/29/22 *	44,936	67,404
UC Holdings,
Expires 08/01/20 *	600	6,162

Total Warrants (Cost $5,160)		73,566

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

SHORT-TERM INVESTMENT — 3.0%
	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.130% (F) (Cost $713,288)	713,288	$713,288

Total Investments — 100.5% (Cost $26,862,939)		$23,893,188

Percentages are based on Net Assets of $23,777,510.

*	Non-income producing security.
(A)	Distributions are paid-in-kind.
(B)	Floating rate security - Rate disclosed is the rate in effect on March 31, 2016.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On March 31, 2016, the value of these securities amounted to $10,011,484, representing 42.1% of the Net Assets of the Fund.
(D)	Security in default on interest payments.
(E)	Step Bonds - The rate reported is rate in effect on March 31, 2016. The coupon on a step bond changes on a specified date.
(F)	The rate reported is the 7-day effective yield as of March 31, 2016.

Cl — Class

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

LP — Limited Partnership

MTN — Medium Term Note

PIK — Paid-in-kind

Ser — Series

The following is a list of the inputs used as of March 31, 2016, in valuing the Fund’s investments carried at market value

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$20,912,980	$—	$20,912,980
Loan Participations	—	1,612,724	—	1,612,724
Common Stock	132,573	197,022	—	329,595
Preferred Stock	172,816	—	—	172,816
Convertible Bonds	—	78,219	—	78,219
Warrants	—	73,566	—	73,566
Short-Term Investment	713,288	—	—	713,288

Total Investments in Securities	$1,018,677	$22,874,511	$—	$23,893,188

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments at Value (Cost $26,862,939)	$23,893,188
Interest Receivable	447,481
Receivable for Investment Securities Sold	378,469
Receivable from Adviser	23,102
Prepaid Expenses	13,939

Total Assets	24,756,179

Liabilities:
Payable for Investment Securities Purchased	907,518
Payable due to Administrator	10,587
Payable due to Trustees	1,652
Chief Compliance Officer Fees Payable	1,584
Other Accrued Expenses	57,328

Total Liabilities	978,669

Net Assets	$23,777,510

Net Assets Consist of:
Paid-in-Capital	$29,937,120
Distributions in Excess of Net Investment Income	(108,727)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(3,083,194)
Net Unrealized Depreciation on Investments	(2,969,751)
Net Unrealized Appreciation on Foreign Currency Transactions	2,062

Net Assets	$23,777,510

Net Asset Value and Redemption Price Per Share (unlimited authorization – no par value) Class I Shares ($23,777,510 ÷ 2,729,332)	$8 .71 *

*	Redemption price per share may be less if the shares are redeemed less than 30 days from the date of purchase. See Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
FOR THE SIX MONTHS ENDED
MARCH 31, 2016 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income
Interest Income	$1,172,856
Dividend Income	8,447

Total Investment Income	1,181,303

Expenses:
Investment Advisory Fees	79,114
Administration and Accounting Fees	62,586
Trustees’ Fees	5,245
Chief Compliance Officer Fees	2,806
Pricing Fees	46,779
Transfer Agent Fees	22,461
Legal Fees	16,530
Printing Fees	16,445
Audit Fees	15,728
Registration Fees	14,981
Custodian Fees	5,000
Insurance and Other Expenses	4,348

Total Expenses	292,023

Less: Investment Advisory Fees Waived	(79,114)
Reimbursement from Investment Adviser	(109,960)

Net Expenses	102,949

Net Investment Income	1,078,354

Net Realized Gain (Loss) on:
Investments	(2,018,891)
Foreign Currency Transactions	2,793

Net Realized Loss	(2,016,098)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	709,820

Net Change in Unrealized Appreciation (Depreciation)	709,820

Net Realized and Unrealized Loss on Investments	(1,306,278)

Net Decrease in Net Assets Resulting from Operations	$(227,924)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30, 2015†
Operations:
Net Investment Income	$1,078,354	$2,838,428
Net Realized Loss on Investments and Foreign Currency Transactions	(2,016,098)	(940,298)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	709,820	(3,646,566)

Net Decrease in Net Assets Resulting from Operations	(227,924)	(1,748,436)

Dividends and Distributions from:
Net Investment Income	(1,083,290)	(2,846,466)
Net Realized Gains	—	(995,017)

Total Dividends and Distributions	(1,083,290)	(3,841,483)

Capital Share Transactions(1)
Issued	729,940	169,348
Reinvestment of Distributions	930,552	3,838,018
Redemption Fees(2)	—	2,766
Redeemed	(10,646,331)	(19,696,872)

Net Decrease From Capital Share Transactions	(8,985,839)	(15,686,740)

Total Decrease in Net Assets	(10,297,053)	(21,276,659)

Net Assets:
Beginning of Period	34,074,563	55,351,222

End of Period (including distributions in excess of net investment income of $(108,727) and $(103,791), respectively)	$23,777,510	$34,074,563

†	On December 8, 2014, the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Class A, Class C and Class I shares of the Predecessor Fund were exchanged on a tax-free basis for Class I shares of The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Information presented prior to December 8, 2014 is that of the Predecessor Fund. See Note 1 in Notes to Financial Statements.
(1)	See Note 6 in the Notes to Financial Statements.
(2)	See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Class I Shares
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015(1)	Year Ended September 30, 2014(1)	Period Ended September 30, 2013(1) (2)
Net Asset Value, Beginning of Period	$8.95		$10.24	$10.23	$10.00

Income from Operations:
Net Investment Income(3)	0.30		0.65	0.65	0.51
Net Realized and Unrealized Gain/(Loss) on Investments	(0.23)		(1.11)	0.20	0.22

Total from Operations	0.07		(0.46)	0.85	0.73

Redemption Fees(3) (4)	—		—	—	—

Dividends and Distributions from:
Net Investment Income	(0.31)		(0.65)	(0.70)	(0.50)
Net Realized Gains	—		(0.18)	(0.14)	—

Total Dividends and Distributions	(0.31)		(0.83)	(0.84)	(0.50)

Net Asset Value, End of Period	$8.71		$8.95	$10.24	$10.23

Total Return †	0.82%		(4.79)%	8.50%	7.39%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$23,778		$34,075	$50,820	$48,030
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	0.65	%*	0.71%	0.85%	0.85	%*
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.85	%*	2.95%	2.60%	2.60	%*
Ratio of Net Investment Income to Average Net Assets	6.83	%*	6.62%	6.24%	6.71	%*
Portfolio Turnover Rate	51	%**	106%	114%	148	%**

(1)	On December 8, 2014, the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Class A, Class C and Class I shares of the Predecessor Fund were exchanged on a tax-free basis for Class I shares of The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Information presented prior to December 8, 2014 is that of the Predecessor Fund. See Note 1 in Notes to Financial Statements.
(2)	The Predecessor Fund commenced operations on December 27, 2012.
(3)	Per share data calculated using average shares method.
(4)	Value is less than $0.01 per share.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.
*	Annualized
**	Not Annualized

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven funds. The financial statements herein are those of the Nomura High Yield Fund (the “Fund”). The investment objective of the Fund is to achieve current yield and capital growth. The Fund is a diversified fund that invests in a portfolio of high yield bonds that Nomura Asset Management U.S.A. Inc. (the “Adviser” or “NAM USA”) believes have good earnings growth potential and are undervalued in the market. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

On December 5, 2014, the shareholders of the High Yield Fund (the “Predecessor Fund”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets and assumption of certain of the liabilities of the Predecessor Fund, a series of Nomura Partners Funds, Inc., (b) the issuance of Class I shares of the Fund to the Class A, Class C and Class I shareholders of the Predecessor Fund; and (c) the liquidation and termination of the Predecessor Fund. The effective date of the Reorganization was December 8, 2014. The Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Fund. The financial statements and financial highlights reflect the financial information of the Predecessor Fund through December 7, 2014.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016

valued at the last quoted sale price an primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016

fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of each year. For details of the investment classifications, refer to the Schedule of Investments for the Fund.

During the six months ended March 31, 2016, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016

taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended March 31, 2016, the Fund did not incur any interest or penalties relating to unrecognized tax benefits.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund will distribute substantially all of its net investment income and make distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund imposes a 2.00% redemption fee on the current value of shares redeemed less than 30 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The redemption fees retained by the Fund are reported on the Statement of Changes in Net Assets.

3. Transactions with Affiliates:

Effective December 8, 2014, certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

Effective December 8, 2014, the Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six month period ended March 31, 2016, the Fund was charged $62,586 for these services. Prior to December 8, 2014, State Street Bank and Trust Company (“State Street”) provided administration services as administrator of the Predecessor Fund. For its services, State Street received fees from the Predecessor Fund at an annual rate of 0.10% of average daily net assets, with reductions as average daily net assets increase to certain levels, and subject to certain minimum requirements.

Prior to December 8, 2014, Foreside Fund Services, LLC served as the distributor for the Predecessor Fund. The Predecessor Fund’s distribution plan allowed the Predecessor Fund to pay distribution fees for the sale of their shares under Rule 12b-1 of the 1940 Act, and shareholding servicing fees for certain services provided to their shareholders. The Predecessor Fund paid Foreside Fund Services, LLC an aggregate fee of 0.25% of the average daily net assets of the Predecessor Fund’s Class A shares and 1.00% of the average daily net assets of the Predecessor Fund’s Class C shares.

Effective December 8, 2014, DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. Prior to December 8, 2014, Boston Financial Data Services served as the Predecessor Fund’s transfer agent.

MUFG Union Bank, N.A. acts as the custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Prior to December 8, 2014, State Street served as the Predecessor Fund’s custodian.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. Prior to December 8, 2014, the Adviser received a fee of an annual rate of 0.65% of the Predecessor Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.65% of the Fund’s average daily net assets until January 29, 2017. If at any point total annual Fund

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016

operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place.

As of March 31, 2016, fees for the Fund which were previously waived or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $189,074 and $387,788 expiring in 2019 and 2018, respectively.

Prior to December 8, 2014, NAM USA served as investment adviser to the Predecessor Fund. NAM USA had contractually agreed through January 28, 2015, to waive its investment advisory fee with respect to Class A, Class C and Class I shares of the Predecessor Fund and, if necessary, to reimburse other operating expenses of the Predecessor Fund to the extent necessary to limit total annual operating expenses (excluding distribution and service (12b-1) fees, interest expense, dividend expenses resulting from short sales of securities and certain other expenses), on an annualized basis, to 0.85%, as a percentage of average daily net assets allocated to each such class of shares of the Predecessor Fund. For the period from October 1, 2014 through December 7, 2014, NAM USA waived advisory fees and/or reimbursed expenses of $570,255, not subject to recapture.

The Adviser has entered into an investment sub-advisory agreement with Nomura Corporate Research and Assets Management Inc. (“NCRAM”) to sub-advise the Fund, and pays the sub-adviser out of the advisory fee that it receives from the Fund.

6. Capital Share Transactions:

	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015†
	Shares	Dollars ($)	Shares	Dollars ($)
Shares Sold
Class A	—	—	—	—
Class C	—	—	—	—
Class I	83,821	729,940	18,004	169,348
Shares Reinvested
Class A	—	—	2,848	29,004
Class C	—	—	1,133	11,534
Class I	107,327	930,552	391,142	3,797,480
Shares Redeemed
Class A	—	—	(20,234)	(206,131)
Class C	—	—	(34,711)	(356,691)
Class I	(1,270,479)	(10,646,331)	(1,953,741)	(19,134,050)

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016

	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30, 2015†
	Shares	Dollars ($)	Shares	Dollars ($)
Redemption Fees
Class A	—	—	—	177
Class C	—	—	—	61
Class I	—	—	—	2,528

Net Increase (Decrease) from Capital Transactions	(1,079,331)	(8,985,839)	(1,595,559)	(15,686,740)

†	On December 8, 2014, the High Yield Fund, a series of Nomura Partners Funds, Inc. (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Class A, Class C and Class I shares of the Predecessor Fund were exchanged on a tax-free basis for Class I shares of The Advisors’ Inner Circle Fund III Nomura High Yield Fund. Information presented prior to December 8, 2014 is that of the Predecessor Fund. See Note 1 in Notes to Financial Statements.

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments, for the six month period ended March 31, 2016 were $13,704,495 and $21,528,214, respectively. There were no purchases or sales of long-term U.S. Government securities.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016

The tax character of dividends and distributions declared during the years ended September 30, 2015 and September 30, 2014 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2015	$3,589,029	$252,454	$3,841,483
2014	4,429,872	—	4,429,872

As of September 30, 2015, the components of accumulated losses on a tax basis were as follows:

Post October Losses	$(991,135)
Late-Year Loss Deferral	(6,860)
Unrealized Depreciation	(3,753,468)
Other Temporary Differences	(96,933)

Total Accumulated Losses	$(4,848,396)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2014 through September 30, 2015, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2015 through September 30, 2015 and specified losses realized on investment transactions from November 1, 2014 through September 30, 2015, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at March 31, 2016, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$26,862,939	$468,979	$(3,438,730)	$(2,969,751)

9. Other:

At March 31, 2016, 96% of total shares outstanding were held by one record shareholder, which is an affiliate of the Adviser.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016

10. Concentration/Risk:

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2015 through March 31, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

•  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH
YIELD FUND
MARCH 31, 2016

DISCLOSURE OF FUND EXPENSES (Unaudited) — concluded

	Beginning Account Value 10/01/15	Ending Account Value 03/31/16	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,008.20	0.65%	$3.26
Hypothetical 5% Return	1,000.00	1,021.75	0.65%	3.29
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

Nomura High Yield Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-866-777-7818

Investment Adviser:

Nomura Asset Management U.S.A. Inc.

Worldwide Plaza

309 West 49th Street

New York, New York 10019

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

NAM-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 8, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 8, 2016